Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,865,256
Proposed Maximum Offering Price per Unit	15.77
Maximum Aggregate Offering Price	$ 29,415,087.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,062.22
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.001 par value per share (the "Common Stock") of Avalo Therapeutics, Inc. (the "Registrant") that become issuable under the Avalo Therapeutics, Inc. Fourth Amended and Restated 2016 Equity Incentive Plan (the "EIP") and the Avalo Therapeutics, Inc. Amended and Restated 2016 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (2) Represents an additional 1,865,256 shares of Common Stock reserved for issuance under the EIP as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the EIP were previously registered on a Registration Statements on Form S-8 filed with the United States Securities and Exchange Commission ("SEC") on May 20, 2016 (File No. 333-211490), May 20, 2016 (File No. 333-211491), August 10, 2018 (File No. 333-226767), August 6, 2020 (File No. 333-241661), May 13, 2021 (File No. 333-256082), May 13, 2021 (File No. 333-256083), November 7, 2022 (File No. 333-268199), May 4, 2023 (File No. 333-271655), November 7, 2024 (File No. 333-283047), and May 12, 2025 (File No. 333-287175). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $15.77, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on March 17, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	373,051
Proposed Maximum Offering Price per Unit	13.40
Maximum Aggregate Offering Price	$ 4,998,883.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.35
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.001 par value per share (the "Common Stock") of Avalo Therapeutics, Inc. (the "Registrant") that become issuable under the Avalo Therapeutics, Inc. Fourth Amended and Restated 2016 Equity Incentive Plan (the "EIP") and the Avalo Therapeutics, Inc. Amended and Restated 2016 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (4) Represents an additional 373,051 shares of Common Stock reserved for future issuance under the ESPP as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the ESPP were previously registered on a Registration Statement on Form S-8 filed with the SEC on May 20, 2016 (File No. 333-211490), May 20, 2016 (File No. 333-211491), August 10, 2018 (File No. 333-226767), August 6, 2020 (File No. 333-241661), May 13, 2021 (File No. 333-256082), May 13, 2021 (File No. 333-256083), November 7, 2022 (File No. 333-268199), May 4, 2023 (File No. 333-271655), November 7, 2024 (File No. 333-283047), and May 12, 2025 (File No. 333-287175). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on 85% (the percentage of the price per share applicable to purchases under the ESPP) of $15.77, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on March 17, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).